Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Subscription Receivable [Member]	Comprehensive Loss [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Dec. 31, 2012	$ 18	$ 83			$ 11,985,380	$ (11,736,881)	$ 248,600
Beginning Balance, shares at Dec. 31, 2012	17,563	83,333
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash					167,002		$ 167,002
Issuance of common stock for cash (in shares)	173						10,394
Issuance of common stock for debt	$ 10				532,554		$ 532,564
Issuance of common stock for debt (in shares)	10,215						10,215
Derivative liability recognized due to "tainting"
Termination of derivative liability
Shares issued for debt discount	$ 1				1,050,452		$ 1,050,453
Shares issued for debt discount (in shares)	1,257						1,257
Shares issued for extinguishment of debt					1,014,059		$ 1,014,059
Shares issued for extinguishment of debt (in shares)	50						50
Stock option expense					78,200		$ 78,200
Foreign currency translation				$ (5,244)			(5,244)
Shares exchanged in merger Standard Drilling	$ 891	$ (42)			(317,297)		(316,448)
Shares exchanged in merger Standard Drilling (in shares)	891,101	(41,667)
Stock issued for acquisition	$ 61				1,333,274		$ 1,333,335
Stock issued for acquisition (in shares)	61,442						3,686,529
Issuance of common stock for services	$ 11				1,195,777		$ 1,195,788
Issuance of common stock for services (in shares)	11,084						11,084
Net loss						(5,947,079)	$ (5,947,079)
Ending Balance at Dec. 31, 2013	$ 992	$ 41		(5,244)	17,039,401	(17,683,960)	(648,770)
Ending Balance, shares at Dec. 31, 2013	992,885	41,666
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash	$ 25		$ (168,000)		831,705		$ 663,730
Issuance of common stock for cash (in shares)	24,642						1,478,509
Issuance of common stock for debt	$ 150				2,302,932		$ 2,303,082
Issuance of common stock for debt (in shares)	150,316						150,316
Shares issued for debt discount and interest	$ 13				620,233		$ 620,246
Shares issued for debt discount and interest (in shares)	12,794						12,794
BCF for debt discount					860,967		$ 860,967
Derivative liability recognized due to "tainting"					(2,274,454)		(2,274,454)
Termination of derivative liability					1,360,638		1,360,638
Shares issued for extinguishment of debt	$ 42				471,986		$ 472,028
Shares issued for extinguishment of debt (in shares)	42,453						42,453
Stock option expense					135,738		$ 135,738
Foreign currency translation				(1,436,386)			(1,436,386)
Stock issued for acquisition	$ 831				39,824,449		$ 39,825,280
Stock issued for acquisition (in shares)	831,360						831,360
Warrants issued with debt					36,425		$ 36,425
Issuance of common stock for services	$ 176				4,743,484		$ 4,743,660
Issuance of common stock for services (in shares)	176,218						176,218
Net loss						(28,264,566)	$ (28,264,566)
Ending Balance at Dec. 31, 2014	$ 2,229	$ 41	$ (168,000)	$ (1,441,630)	$ 65,953,504	$ (45,948,526)	18,397,618
Ending Balance, shares at Dec. 31, 2014	2,230,668	41,666
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash							$ 158,075
Issuance of common stock for cash (in shares)							24,981
Issuance of common stock for debt							$ 584,218
Issuance of common stock for debt (in shares)							72,942
Stock option expense							$ 11,919
Stock issued for acquisition							$ 1,714,286
Stock issued for acquisition (in shares)							357,143
Issuance of common stock for services							$ 1,556,678
Issuance of common stock for services (in shares)							202,262
Net loss							$ (10,661,619)
Ending Balance at Sep. 30, 2015							$ 17,484,336